Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Carrying Value of Goodwill	The changes in the carrying value of Goodwill at December 31, 2023, 2022, and 2021 can be presented as follows:
Thousands of $	Goodwill
At January 1, 2022	-
Additions through business combination	35,926
Impairment	-
Currency translation adjustments	-
Carrying value at December 31, 2022	35,926
At January 1, 2023	35,926
Additions through business combination	-
Impairment	-
Currency translation adjustments	-
Carrying value at December 31, 2023	35,926

Schedule of Discount Rate	The assumptions used are as follows:
Assumptions used	December 31, 2023
Discount rate (post-tax)	12.83%
Terminal growth rate	2%